As filed with the Securities and Exchange Commission on September 5, 2013

1933 Act File No.333-139501
1940 Act File No. 811-21993

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                        [X]

Pre-Effective Amendment No.                                                                                                                                                                        [  ]

Post-Effective Amendment No. 18                                                                                                                                                                    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                 [X]

Amendment No. 20                                                                                                                                                                                               [X]

RevenueShares ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA  19103
(Address of Principal Executive Offices)

1-215-854-8181
(Registrant's Telephone Number)

Vincent T. Lowry, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA  19103

(Name and Address of Agent for Service)
Notices should be sent to the Agent for Service

With a copy to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

It is proposed that this filing will become effective:

___              immediately upon filing pursuant to paragraph (b)
  X                on September 25, 2013 pursuant to paragraph (b)
___              60 days after filing pursuant to paragraph (a)(1)
___              on _______________ pursuant to paragraph (a)(1)
___              75 days after filing pursuant to paragraph (a)(2)
___              on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  X                This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “1933 Act”), this Post-Effective Amendment Nos. 18/20 to the Registration Statement for RevenueShares ETF Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 15/17 (“PEA 15/17”), which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the 1933 Act on May 24, 2013 (Accession Number: 0001450791-13-000110) relating to the RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund (the “Funds”), series of the Registrant.  Post-Effective Amendment Nos. 16/18 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) on August 6, 2013 (Accession Number 0001450791-13-000267) relating solely to the Funds to extend the effective date of PEA 15/17 to August 23, 2013.  Post-Effective Amendment Nos. 17/19 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) on August 22, 2013 (Accession Number 0001450791-13-000280) relating solely to the Funds to extend the effective date of PEA 15/17 to September 6, 2013.

Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-139501 and 811-21993) in PEA 15/17 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment Nos. 18/20 is intended to become effective on September 25, 2013.

PART C

OTHER INFORMATION

Item 28.                                Exhibits.

(a) Articles of Incorporation.

(1) Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(2) Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.
(3) Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(b) By-Laws.

(1) Amended and Restated By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(c) Instruments Defining Rights of Security Holders.

(1) Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(2) Amended and Restated By-Laws. Article II of the Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(d) Investment Advisory Contracts.

(1) Investment Advisory Agreement between the Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(1)(i) Amended Schedule A to the Investment Advisory Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 24, 2013.
(2) Expense Limitation Letter Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.
(3) Form of Expense Limitation Letter Agreement related to the RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 24, 2013.
(4) Sub-Advisory Agreement between VTL Associates, LLC and Index Management Solutions, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 27, 2010.
(4)(i) Amended Schedule A to the Sub-Advisory Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 24, 2013.

(e) Underwriting Contracts.

(1) Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.
(1)(i) Amended Exhibit A to the Distribution Agreement to be filed by amendment.
(2) Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(f) Bonus or Profit Sharing Contracts. - Not applicable.

(g) Custodian Agreements.

(1) Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
(1)(i) Amended Schedule II to the Custody Agreement to be filed by amendment.

(h) Other Material Contracts.

(1) Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
(1)(i) Amended Appendix I to the Transfer Agency and Service Agreement to be filed by amendment.
(2) Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
(2)(i) Amended Exhibits A and B to the Fund Administration and Accounting Agreement to be filed by amendment.
(3) Securities Lending Authorization Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.
(3)(i) Amended Exhibit A to the Securities Lending Authorization Agreement to be filed by amendment.
(4) Form of Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i) Legal Opinion.

(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, regarding RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(2) Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
(3) Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 19, 2008.
(4) Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund to be filed by amendment.

(j) Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm for the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.

(k) Omitted Financial Statements.  Not applicable.

(l) Initial Capital Agreements.  Not applicable.

(m) Rule 12b-1 Plan.
(1) Registrant’s Distribution and Service Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(1)(i) Amended and Restated Schedule I to the Distribution and Service Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 24, 2013.

(n) Rule 18f-3 Plan.  Not applicable.

(o) Reserved.

(p) Codes of Ethics.

(1) Code of Ethics for Registrant, VTL Associates, LLC and Index Management Solutions, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.
(2) Code of Ethics for Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

(q) Other.

(1) Powers of Attorney for James C. McAuliffe, Christian W. Myers, III and John J. Kolodziej are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(2) Power of Attorney for John A. Reilly is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 26, 2011.
(3) Power of Attorney for Daniel J. Ledva is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2011.

Item 29.                                Persons Controlled by or Under Common Control with Registrant.

None.

Item 30.                                Indemnification.

Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007), as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 12, 2007, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(b) Investment Advisory Agreement between the Registrant and VTL, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(c) Sub-Advisory Agreement between VTL and Index Management Solutions, LLC, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 27, 2010;

(d) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, as provided for in Section 6 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009;

(e) Custody Agreement, as provided for in Article III, Section 8; Article VIII, Section 1; and Appendix I, Section 10 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008;

(f) Fund Administration and Accounting Agreement, as provided for in Section 8 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008; and

(g) Transfer Agency and Services Agreement, as provided for in Section 5 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

Item 31.                                Business and Other Connections of Investment Adviser.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Index Management Solutions, LLC (“IMS”)

IMS, a wholly owned subsidiary of the Adviser, is a sub-adviser to each of the Funds. The principal business address of IMS is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS is an investment adviser registered under the Advisers Act. Additional Information as to IMS and the directors and officers of IMS is included in IMS’ Form ADV filed with the Commission (File No. 801-70930), which is incorporated herein by reference and sets forth the officers and directors of IMS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.                      Principal Underwriters.

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bridgeway Funds, Inc.
9.	Broadmark Funds
10.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

12.	Direxion Shares ETF Trust
13.	DundeeWealth Funds
14.	FlexShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds
26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	PMC Funds, Series of Trust for Professional Managers
29.	Precidian ETFs Trust
30.	Quaker Investment Trust
31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Sound Shore Fund, Inc.
34.	The Roxbury Funds
35.	Turner Funds
36.	Wintergreen Fund, Inc.

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)                      Not applicable.

Item 33.                                 Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York, New York 10286.

Item 34.                                Management Services.

None.

Item 35.                                Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 5th day of September, 2013.

REVENUESHARES ETF TRUST

By: /s/ Vincent T. Lowry
Vincent T. Lowry
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                                      Title                                                                         Date

/s/ Vincent T. Lowry                                                                                  Chairman and Trustee                                           September 5, 2013
Vincent T. Lowry

/s/ James C. McAuliffe*                                           Trustee                                                                     September 5, 2013
James C. McAuliffe

/s/ Christian W. Myers, III*                                                                    Trustee                                                                      September 5, 2013
Christian W. Myers, III

/s/ John J. Kolodziej*                                                                               Trustee                                                                      September 5, 2013
John J. Kolodziej

/s/ John A. Reilly*                                                                                    Trustee                                                                      September 5, 2013
John A. Reilly

/s/ Daniel J. Ledva*                                                                                   Trustee                                                                     September 5, 2013
Daniel J. Ledva

/s/ Michael Gompers                                                                                 Treasurer                                                                  September 5, 2013
Michael Gompers

*By:           /s/ Vincent T. Lowry
Vincent T. Lowry
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney incorporated herein by reference)

EXHIBITS
REVENUESHARES ETF TRUST

There are no exhibits for this Registration Statement.